Trade and Other Payables (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts payable	$ 300.6	$ 213.1
Employee and payroll liabilities	368.5	349.5
Accrued liabilities	86.6	72.1
Trade and other payables	$ 755.7	$ 634.7